Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2023
Document Effective Date	Feb. 27, 2023
Prospectus Date	Feb. 27, 2023
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus:
Trading Symbol	SWLSX
Schwab Core Equity Fund | Schwab Core Equity Fund
Prospectus:
Trading Symbol	SWANX
Schwab International Core Equity Fund | Schwab International Core Equity Fund
Prospectus:
Trading Symbol	SICNX
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund
Prospectus:
Trading Symbol	SWDSX
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund
Prospectus:
Trading Symbol	SWSCX
Schwab Health Care Fund | Schwab Health Care Fund
Prospectus:
Trading Symbol	SWHFX
Schwab Balanced Fund | Schwab Balanced Fund
Prospectus:
Trading Symbol	SWOBX
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund
Prospectus:
Trading Symbol	SWPPX
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund
Prospectus:
Trading Symbol	SWSSX
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund
Prospectus:
Trading Symbol	SWTSX
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund
Prospectus:
Trading Symbol	SWLGX
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund
Prospectus:
Trading Symbol	SWLVX
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund
Prospectus:
Trading Symbol	SWMCX
Schwab International Index Fund | Schwab International Index Fund
Prospectus:
Trading Symbol	SWISX
Schwab Fundamental US Large Company Index Fund | Schwab Fundamental US Large Company Index Fund
Prospectus:
Trading Symbol	SFLNX
Schwab Fundamental US Small Company Index Fund | Schwab Fundamental US Small Company Index Fund
Prospectus:
Trading Symbol	SFSNX
Schwab Fundamental International Large Company Index Fund | Schwab Fundamental International Large Company Index Fund
Prospectus:
Trading Symbol	SFNNX
Schwab Fundamental International Small Company Index Fund | Schwab Fundamental International Small Company Index Fund
Prospectus:
Trading Symbol	SFILX
Schwab Fundamental Emerging Markets Large Company Index Fund | Schwab Fundamental Emerging Markets Large Company Index Fund
Prospectus:
Trading Symbol	SFENX
Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus:
Trading Symbol	SWMIX
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus:
Trading Symbol	SWEGX
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus:
Trading Symbol	SWHGX
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus:
Trading Symbol	SWBGX
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus:
Trading Symbol	SWCGX
Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus:
Trading Symbol	SWBRX
Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus:
Trading Symbol	SWGRX
Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus:
Trading Symbol	SWCRX
Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus:
Trading Symbol	SWHRX
Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus:
Trading Symbol	SWDRX
Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus:
Trading Symbol	SWIRX
Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus:
Trading Symbol	SWERX
Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus:
Trading Symbol	SWMRX
Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus:
Trading Symbol	SWNRX
Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus:
Trading Symbol	SWORX
Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus:
Trading Symbol	SWPRX
Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus:
Trading Symbol	SWQRX